21. INCOME TAXES	12 Months Ended
Dec. 31, 2019
Notes
21. INCOME TAXES

21.INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019, 2018 and 2017:

	2019	2018	2017

Loss for the year	$ (2,105,608)	$ (4,136,802)	$ (2,736,717)

Expected income tax (recovery)	$ (569,000)	$ (1,117,000)	$ (712,000)
Change in statutory, foreign tax, foreign exchange rates and other	25,000	(133,000)	(155,000)
Permanent differences	24,000	103,000	85,000
Share issue cost	(5,000)	(5,000)	(3,000)
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	572,000	(9,000)	-
Change in unrecognized deductible temporary differences	(47,000)	1,161,000	785,000
Total income tax expense (recovery)	$ -	$ -	$ -

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2019	2018
	$	$
Deferred tax assets (liabilities)
Share issue costs	4,000	22,000
Property and equipment	164,000	159,000
Intangible asset	157,000	180,000
Non-capital losses	5,016,000	5,027,000
Total	5,341,000	5,388,000
Unrecognized deferred tax assets	(5,341,000)	(5,388,000)
Total income tax expense (recovery)	-	-

The Company has approximately $18,580,000 in non-capital losses for Canadian tax purposes which begin expiring in 2026.